SHARE-BASED PAYMENTS - Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments Options $ / shares	Dec. 31, 2022 Options	Dec. 31, 2021 Options
Price range one | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 months 12 days
Outstanding (in shares) | EquityInstruments	476,168
Price range one | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	7 months 6 days
Outstanding (in shares) | EquityInstruments	20,000
Price range one | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 3 months 18 days
Outstanding (in shares) | EquityInstruments	1,118,792
Price range one | 25 to 36 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 years 3 months 18 days
Outstanding (in shares) | EquityInstruments	637,674
Price range one | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 years 6 months
Outstanding (in shares) | EquityInstruments	76,580
Price range one | Minimum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 2.21
Price range one | Minimum | 25 to 36 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	4.04
Price range one | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.71
Price range one | Maximum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	1.06
Price range one | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	1.65
Price range one | Maximum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	3.82
Price range one | Maximum | 25 to 36 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	4.80
Price range one | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 3.88
Price range two | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 month 6 days
Outstanding (in shares) | EquityInstruments	112,611
Price range two | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	7 months 6 days
Outstanding (in shares) | EquityInstruments	311,331
Price range two | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 8 months 12 days
Outstanding (in shares) | EquityInstruments	50,000
Price range two | 25 to 36 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	2 years 1 month 6 days
Outstanding (in shares) | EquityInstruments	50,388
Price range two | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	3 years 4 months 24 days
Outstanding (in shares) | EquityInstruments	1,139,119
Price range two | Minimum | 25 to 36 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 7.05
Price range two | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.06
Price range two | Maximum | Less than 3 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	14.59
Price range two | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	4.78
Price range two | Maximum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	5.80
Price range two | Maximum | 25 to 36 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.43
Price range two | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 5.98
Price range three | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	7 months 6 days
Outstanding (in shares) | EquityInstruments	705,210
Price range three | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 8 months 12 days
Outstanding (in shares) | EquityInstruments	205,964
Price range three | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	4 years 2 months 12 days
Outstanding (in shares) | EquityInstruments	457,260
Price range three | Minimum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 6.12
Price range three | Minimum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	6.03
Price range three | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	6.07
Price range three | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.78
Price range three | Maximum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	7.63
Price range three | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 6.58
Price range four | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	7 months 6 days
Outstanding (in shares) | EquityInstruments	140,114
Price range four | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 2 months 12 days
Outstanding (in shares) | EquityInstruments	22,086
Price range four | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Weighted average remaining life (years)	1 year 10 months 24 days
Outstanding (in shares) | EquityInstruments	5,523,297
Price range four | Minimum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 8.55
Price range four | Minimum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	1.06
Price range four | Maximum | 4 to 12 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	8.81
Price range four | Maximum | 13 to 24 months
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	8.81
Price range four | Maximum | More than 3 years
Disclosure of range of exercise prices of outstanding share options
Exercise price (per share)	$ 14.59
Stock options
Disclosure of range of exercise prices of outstanding share options
Outstanding (in shares) | Options	5,523,297	9,178,889	9,900,874
Vested (in shares) | Options	4,308,120	7,701,986